UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

ANNUAL REPORT	OCTOBER 31, 2017

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017 (Unaudited)

Dear Shareholders,

Thank you for your support of the Fiera Capital Diversified Alternatives Fund (the “Fund”). Our results are reported below.

For the twelve months ended October 31, 2017, the Fund returned 0.93% (Institutional Class, FCAIX) and 0.94% (Investor Class, FCARX). By comparison, the HFRX Global Hedge Fund Index returned 6.98% and the MSCI World TR Index returned 22.77% during that time.

Three of the Fund‘s four sub-advisers delivered positive returns for the fiscal year. Consistent with the Fund‘s balanced approach to portfolio construction, a broad array of asset classes and investment styles contributed to its performance.

Exposure to equity securities generated the majority of gains for the Fund. A broad based rally, reinforced by the continuation of the global “reflation trade”, was supportive to the Fund‘s directional long exposure to the asset class. Tactical allocations to European and Japanese equity markets were particularly profitable, as the stimulus programs in place spurred higher growth metrics solidifying the belief that an economic recovery has begun to take hold. Further, market participants in Europe applauded the results of the French election which alleviated concerns of an anti-euro candidate prevailing. Similarly, investors viewed the outcome of the Japanese election as positive ensuring that the expansive monetary and fiscal policy in place should continue for the foreseeable future. Trend following strategies targeting selected U.S. equity markets also generated strong performance. Equity market neutral trading, however, generated mixed results. Certain factor exposures proved challenging as short positions outperformed their long counterparts generating losses. Additionally, sector rotations exacerbated a difficult trading environment for a portion of the equity market neutral strategy.

Global fixed income securities produced negative results for the Fund during the fiscal year. The exposure varied across government issuers and tenors with the aggregate exposure tilting long for much of the year. Following the election of Donald Trump last November, government bonds prices fell and yields rose as market participants anticipated the likely effect of a pro-growth agenda from the incoming administration on fixed income securities. Later in the year, global central banks took center stage following surprisingly hawkish commentary from several key members. This led to a continued repricing of government bonds as investors adjusted their perception of the future direction of global monetary policy. The Fund‘s losses were concentrated in long exposure to German bunds, U.K. gilts, and Canadian government bonds.

Currency positions generated losses over the period. The Fund held diverse exposure, both long and short across various currency pairs with the overall positioning biased towards being long the U.S. dollar versus short other foreign currencies. This positioning proved challenging, as the U.S. dollar trended lower driven by political and monetary policy uncertainty in the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017 (Unaudited)

U.S. and the strengthening of other global economies which provided support for their respective currencies. For example, the Fund held a short position in the Australian dollar versus a U.S. dollar long to hedge against a potential slowdown in China. This theme detracted from performance after the Australian dollar rallied on the back of better-than-expected Chinese economic growth data and surprisingly positive commentary from the Reserve Bank of Australia. Elsewhere, the strengthening of the euro served to offset losses as investors bid up the currency on the back of further evidence supporting the economic recovery in the region.

The Fund’s commodity exposure was a negative detractor despite minimal exposure to the asset class during the year. Trend-following strategies suffered as reversals occurred and countertrends emerged, particularly in the energy and agriculture complexes, generating small losses for the fund.

As equity market indices hit new highs and credit spreads continue to grind tighter, we believe that a collection of uncorrelated hedge fund strategies utilizing differentiated trading styles and investment approaches across multiple asset classes should allow the Fund to generate attractive risk-adjusted returns independent of the direction of traditional asset classes.

We appreciate your continued support.

Fiera Capital Diversified Alternatives Fund

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017 (Unaudited)

Definition of the Comparative Indices

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

ICE BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

MSCI World TR Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World TR Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Fiera Capital Diversified Alternatives Fund, Institutional Class Shares or Investor Class Shares, versus the HFRX Global Hedge Fund Index, the MSCI World TR Index, and the ICE BofA Merrill Lynch US 3-Month Treasury Bill Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2017
	One Year	Inception to Date*
Institutional Class Shares	0.93%	0.89%
Investor Class Shares	0.94%	0.62%
HFRX Global Hedge Fund Index	6.98%	0.49%
MSCI World TR Index	22.77%	6.82%
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index	0.72%	0.32%

* The Fiera Capital Diversified Alternatives Fund (formerly Rothschild Larch Lane Alternatives Fund) commenced operations on July 25, 2014.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017 (Unaudited)

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Sector Weightings†

	Long	Short	Net
Short-Term Investments	47.5%	0.0%	47.5%
Industrials	7.3	(4.5)	2.8
Consumer Discretionary	8.3	(6.7)	1.6
Utilities	2.4	(0.8)	1.6
Telecommunication Services	1.6	(0.2)	1.4
Consumer Staples	3.6	(2.8)	0.8
Health Care	7.1	(6.4)	0.7
Financials	3.4	(2.7)	0.6
Energy	3.0	(2.7)	0.3
Materials	2.8	(2.4)	0.4
Purchased Options	0.2	0.0	0.2
Right	0.0	0.0	0.0
Registered Investment Company	0.0	(0.2)	(0.2)
Written Options	0.0	(0.3)	(0.3)
Real Estate	0.6	(0.9)	(0.3)
Foreign Preferred Stock	0.1	(0.7)	(0.6)
Information Technology	7.4	(8.3)	(0.9)

Total			55.7
Other Assets and Liabilities, Net			44.3

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 32.8%
	Shares	Value

UNITED STATES — 32.8%
Consumer Discretionary — 6.0%
Aaron’s	1,400	$51,520
Best Buy	1,119	62,642
Brunswick	900	45,585
Burlington Stores *	1,141	107,128
Caesars Entertainment *	3,400	44,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary (continued)
Children’s Place	1,000	$108,800
Comcast, Cl A	1,988	71,628
Darden Restaurants	1,300	106,951
Delphi Automotive	500	49,690
Dick’s Sporting Goods	1,700	41,599
H&R Block	3,188	78,871
Hanesbrands	3,700	83,250
Home Depot	512	84,879
ILG	2,500	74,175
Interpublic Group of Companies	3,918	75,422
iRobot *	1,300	87,347
Lear	516	90,604
Lennar, Cl A	1,800	100,206
Liberty Interactive QVC Group, Cl A *	1,700	38,624
Liberty Ventures, Ser A *	1,400	79,744
Live Nation Entertainment *	4,118	180,286
Lumber Liquidators Holdings *	1,600	49,248
Marriott Vacations Worldwide	500	65,810
McDonald’s	600	100,146
MGM Resorts International	3,400	106,590
Michael Kors Holdings *	2,128	103,868
Newell Brands	1,100	44,858
Nexstar Broadcasting Group, Cl A	700	44,660
Norwegian Cruise Line Holdings *	500	27,875
PetMed Express	3,600	127,296
Ralph Lauren, Cl A	792	70,829
RH *	500	44,960
Ross Stores	1,258	79,870
Royal Caribbean Cruises	300	37,131
ServiceMaster Global Holdings *	1,200	56,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary (continued)
Sirius XM Holdings	14,429	$78,494
Starbucks	58	3,181
Tapestry	1,400	57,330
Thor Industries	300	40,866
TJX	2,609	182,108
Urban Outfitters *	116	2,844
Walt Disney	820	80,204
Whirlpool	300	49,179
Williams-Sonoma	1,976	101,962
Wyndham Worldwide	900	96,165
Wynn Resorts	400	58,996

		3,373,983

Consumer Staples — 1.4%
Altria Group	28	1,798
Campbell Soup	892	42,254
Conagra Brands	1,455	49,703
Dr. Pepper Snapple Group	1,000	85,660
Edgewell Personal Care *	900	58,437
Hormel Foods	1,800	56,088
National Beverage	340	33,286
Nu Skin Enterprises, Cl A	1,194	75,950
PepsiCo	1,200	132,276
Procter & Gamble	538	46,451
Sanderson Farms	300	44,871
Spectrum Brands Holdings	581	63,864
Sprouts Farmers Market *	1,800	33,282
Walgreens Boots Alliance	951	63,023

		786,943

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Energy — 1.7%
Anadarko Petroleum	1,548	$76,425
Cabot Oil & Gas	4,400	121,880
Chevron	833	96,536
Devon Energy	2,364	87,232
ExxonMobil	1,167	97,269
HollyFrontier	2,400	88,680
Kinder Morgan	2,500	45,275
Newfield Exploration *	3,077	94,741
RPC	2,500	60,775
Schlumberger	1,189	76,096
Valero Energy	1,168	92,144

		937,053

Financials — 2.8%
AGNC Investment ‡	3,449	69,428
American International Group	600	38,766
Assured Guaranty	1,200	44,520
Bank of America	1,300	35,607
Bank of New York Mellon	1,100	56,595
Citigroup	800	58,800
Evercore Partners, Cl A	961	76,976
Goldman Sachs Group	200	48,496
Hartford Financial Services Group	900	49,545
Home BancShares	2,300	51,704
IBERIABANK	1,400	103,250
KeyCorp	3,200	58,400
Lazard, Cl A	2,276	108,201
Marsh & McLennan	800	64,744
NASDAQ OMX Group	1,600	116,240
Northern Trust	831	77,715
Popular	2,900	106,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Financials (continued)
Starwood Property Trust ‡	2,776	$59,712
State Street	2,394	220,248
Thomson Reuters	1,000	46,840
Voya Financial	2,100	84,336

		1,576,495

Health Care — 6.1%
Acadia Healthcare *	1,300	40,768
Alnylam Pharmaceuticals *	500	60,920
Anthem	300	62,763
Array BioPharma *	4,100	42,845
athenahealth *	300	38,364
Biogen *	327	101,913
Bioverativ *	1,311	74,071
Bruker	2,972	93,321
Catalent *	1,000	42,590
Celgene *	700	70,679
Centene *	400	37,468
Charles River Laboratories International *	621	72,216
Cigna	300	59,166
Danaher	1,600	147,632
DaVita *	1,164	70,701
Edwards Lifesciences *	1,000	102,230
Envision Healthcare *	900	38,340
Exelixis *	4,070	100,895
Gilead Sciences	657	49,249
Halozyme Therapeutics *	3,000	53,190
HCA Healthcare *	972	73,532
Henry Schein *	1,746	137,236
Humana	100	25,535
INC Research Holdings, Cl A *	1,202	68,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Health Care (continued)
Intuitive Surgical *	100	$37,536
Ionis Pharmaceuticals *	700	39,977
Mallinckrodt *	2,231	70,656
Masimo *	884	77,580
Medidata Solutions *	800	60,184
Medtronic	500	40,260
Merck	2,200	121,198
Mettler-Toledo International *	190	129,700
Molina Healthcare *	1,124	76,241
NuVasive *	300	17,019
Perrigo	967	78,317
PRA Health Sciences *	700	57,001
Quest Diagnostics	705	66,115
Taro Pharmaceutical Industries *	817	91,847
Teladoc *	1,200	39,660
Teleflex	200	47,396
Tenet Healthcare *	2,200	31,416
United Therapeutics *	786	93,212
UnitedHealth Group	300	63,066
Universal Health Services, Cl B	159	16,329
Varian Medical Systems *	609	63,452
Vertex Pharmaceuticals *	933	136,432
Waters *	426	83,517
WellCare Health Plans *	847	167,486
West Pharmaceutical Services	400	40,560

		3,410,475

Industrials — 5.4%
3M	33	7,596
Aerojet Rocketdyne Holdings *	1,400	44,212
AGCO	700	47,999

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Industrials (continued)
Arconic	4,700	$118,064
Boeing	200	51,596
Brink’s	600	45,660
Builders FirstSource *	2,800	50,456
Caterpillar	1,300	176,540
CSX	1,600	80,688
Deere	500	66,440
Fortune Brands Home & Security	700	46,242
General Dynamics	572	116,105
Graco	713	93,966
Hawaiian Holdings	1,900	63,650
Ingersoll-Rand	1,300	115,180
Jacobs Engineering Group	1,283	74,683
Kansas City Southern	800	83,376
Knight-Swift Transportation Holdings, Cl A *	3,200	132,640
ManpowerGroup	1,242	153,114
Meritor *	1,600	41,616
Middleby *	1,200	139,080
Northrop Grumman	305	90,137
Raytheon	500	90,100
Republic Services, Cl A	969	63,053
Robert Half International	2,238	115,861
Rollins	2,063	90,586
Spirit AeroSystems Holdings, Cl A	2,076	166,288
Stericycle *	1,500	106,275
Terex	800	37,688
Toro	1,185	74,477
TransDigm Group	400	111,000
United Rentals *	400	56,592
Wabtec	500	38,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Industrials (continued)
Waste Management	1,028	$84,471
WW Grainger	475	93,907
XPO Logistics *	800	55,480

		3,023,068

Information Technology — 5.2%
ANSYS *	308	42,107
Apple	400	67,616
Autodesk *	300	37,488
Barracuda Networks *	3,100	72,261
BlackBerry *	6,600	72,204
Blackhawk Network Holdings, Cl A *	3,800	129,010
Broadcom	600	158,346
Cadence Design Systems *	2,327	100,433
Cavium *	800	55,192
Cirrus Logic *	1,900	106,400
Cognizant Technology Solutions, Cl A	600	45,402
DXC Technology	500	45,760
Fortinet *	1,300	51,233
Intuit	636	96,049
Jabil	3,400	96,152
Jack Henry & Associates	745	82,047
Manhattan Associates *	1,859	77,818
MasterCard, Cl A	91	13,538
MAXIMUS	911	60,518
Micron Technology *	2,100	93,051
NCR *	3,103	99,575
Oracle	1,200	61,080
Proofpoint *	1,600	147,856
Red Hat *	911	110,076
salesforce.com *	700	71,638

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Seagate Technology	2,503	$92,536
ServiceNow *	600	75,822
Skyworks Solutions	553	62,964
SS&C Technologies Holdings	1,100	44,220
Tech Data *	2,000	185,540
Teradata *	3,495	116,908
Ultra Clean Holdings *	2,900	74,008
Visa, Cl A	199	21,886
VMware, Cl A *	1,055	126,273
Western Digital	1,400	124,978

		2,917,985

Materials — 2.1%
AK Steel Holding *	8,200	37,638
AptarGroup	912	79,408
Century Aluminum *	4,100	57,400
CF Industries Holdings	2,500	94,950
Chemours	1,395	78,971
FMC	800	74,288
Freeport-McMoRan *	5,304	74,150
Huntsman	3,238	103,681
Louisiana-Pacific *	6,424	174,604
LyondellBasell Industries, Cl A	62	6,419
Reliance Steel & Aluminum	700	53,788
RPM International	900	47,997
Summit Materials, Cl A *	1,300	40,820
Westlake Chemical	1,000	84,910
Worthington Industries	1,967	89,498
WR Grace	800	61,192

		1,159,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Real Estate — 0.6%
American Campus Communities ‡	3,000	$124,740
American Homes 4 Rent, Cl A ‡	2,000	42,560
CoreSite Realty ‡	500	55,375
CyrusOne ‡	900	55,251
Sabra Health Care ‡	2,300	45,816

		323,742

Telecommunication Services — 0.2%
AT&T	4,100	137,965

Utilities — 1.3%
AES	9,300	98,859
CenterPoint Energy	2,715	80,310
MDU Resources Group	2,827	77,318
NiSource	3,700	97,569
NRG Energy	3,900	97,500
PG&E	1,700	98,209
PPL	1,500	56,340
Sempra Energy	900	105,750

		711,855

TOTAL COMMON STOCK (Cost $17,674,854)		18,359,278

FOREIGN COMMON STOCK — 14.7%
ARGENTINA — 0.2%
MercadoLibre	485	116,550

AUSTRALIA — 0.1%
Qantas Airways	16,855	79,335

AUSTRIA — 0.2%
Erste Group Bank	2,355	101,197

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

BERMUDA — 0.1%
Axis Capital Holdings	600	$32,634

BRAZIL — 0.1%
Vale ADR, Cl B	5,400	52,866

CANADA — 2.8%
Atco, Cl I	2,100	76,148
Barrick Gold	5,700	82,365
BCE	1,721	79,441
CAE	721	12,776
Canadian Utilities, Cl A	2,700	81,538
CGI Group, Cl A *	2,100	111,584
CI Financial	1,600	35,569
Constellation Software	200	113,787
Dollarama	900	100,185
George Weston	800	67,170
Husky Energy *	8,000	103,682
Imperial Oil	2,700	87,544
Methanex	1,000	48,733
Metro, Cl A	100	3,148
Restaurant Brands International	1,200	77,508
Rogers Communications, Cl B	1,700	88,209
Saputo	300	10,832
Shaw Communications, Cl B	3,600	82,208
Suncor Energy	2,400	81,482
Teck Resources, Cl B	3,600	73,557
Valeant Pharmaceuticals International *	5,200	60,743
West Fraser Timber	1,200	72,990

		1,551,199

CHILE — 0.0%
Sociedad Quimica y Minera de Chile ADR	500	29,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

CHINA — 0.1%
58.com ADR *	600	$40,302

DENMARK — 0.9%
DFDS	1,378	79,920
ISS	2,803	118,645
Novo Nordisk, Cl B	2,587	128,697
Pandora	641	60,505
Vestas Wind Systems	1,284	113,260

		501,027

FINLAND — 0.2%
Neste	2,332	129,927

GERMANY — 0.1%
ProSiebenSat.1 Media	170	5,930
Trivago ADR *	3,740	27,339

		33,269

HONG KONG — 1.3%
Chow Tai Fook Jewellery Group	12,400	12,954
CK Hutchinson Holdings	6,000	76,179
CLP Holdings	7,500	76,284
Hang Seng Bank	3,200	75,761
Hong Kong & China Gas	42,900	81,275
Melco Resorts & Entertainment ADR	6,990	176,707
MTR	14,000	81,114
PCCW	88,000	48,504
Power Assets Holdings	5,000	43,326
VTech Holdings	4,700	66,812

		738,916

ISRAEL — 0.2%
Check Point Software Technologies *	1,052	123,831

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

ITALY — 0.1%
Banca Mediolanum	2,389	$20,356
Mediaset *	17,904	65,778

		86,134

JAPAN — 3.7%
Astellas Pharma	7,400	98,174
Bandai Namco Holdings	600	20,448
Canon	100	3,732
Chubu Electric Power	5,800	74,320
Fast Retailing	200	66,154
Hoya	2,300	124,178
ITO EN	100	3,487
Japan Post Bank	6,000	75,511
Japan Tobacco	700	23,068
Kakaku.com	6,100	83,315
Kao	1,200	72,145
KDDI	200	5,319
Kirin Holdings	2,200	52,327
Konami Holdings	200	9,674
Lion	5,000	95,686
McDonald’s Holdings Japan	1,200	51,396
Mixi	2,000	97,093
Nippon Telegraph & Telephone	1,600	77,013
Nomura Holdings	1,000	5,706
NTT DOCOMO	4,500	108,478
Oracle Japan	1,500	125,984
Osaka Gas	100	1,925
Pola Orbis Holdings	3,300	104,481
SECOM	200	15,086
SEGA SAMMY HOLDINGS	5,700	79,656
Seven & i Holdings	2,500	100,523

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Shimamura	600	$66,593
Shionogi	100	5,353
Square Enix Holdings	700	28,134
Start Today	2,900	78,809
Suntory Beverage & Food	2,400	109,547
Toho	2,100	69,258
Ulvac	600	42,162
Unicharm	2,600	58,823
Yamazaki Baking	1,300	23,324

		2,056,882

MEXICO — 0.1%
America Movil ADR, Cl L	3,600	61,632

NETHERLANDS — 0.0%
RELX	691	15,607

NEW ZEALAND — 0.1%
Spark New Zealand	22,220	55,955

NORWAY — 0.5%
Marine Harvest	4,203	82,074
Statoil	4,425	89,605
Telenor	4,597	97,647

		269,326

PANAMA — 0.2%
Copa Holdings, Cl A	700	86,233

PORTUGAL — 0.3%
Galp Energia SGPS	4,381	81,447
Jeronimo Martins SGPS	4,464	81,118

		162,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

RUSSIA — 0.2%
Mobile TeleSystems ADR	4,400	$46,684
Yandex, Cl A *	1,400	47,362

		94,046

SINGAPORE — 0.1%
Singapore Airlines	7,400	55,754

SPAIN — 0.5%
Endesa	2,891	66,173
Industria de Diseno Textil	3,021	112,943
Mediaset Espana Comunicacion	9,379	101,953

		281,069

SWEDEN — 0.5%
Boliden	2,215	77,523
Hennes & Mauritz, Cl B	3,626	91,044
Peab	6,299	61,134
Swedish Match	2,100	79,117

		308,818

SWITZERLAND — 1.0%
dormakaba Holding	63	62,327
Julius Baer Group	337	19,930
Nestle	1,440	121,101
Partners Group Holding	6	4,035
Roche Holding	252	58,223
SGS	32	79,034
Swisscom	170	85,882
Vifor Pharma	890	114,456

		544,988

UNITED KINGDOM — 1.1%
Booker Group	31,249	83,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
BP ADR	2,214	$90,043
Centrica	28,589	64,474
Dialog Semiconductor *	164	8,148
National Grid	923	11,106
RELX	3,614	83,183
Rightmove	1,402	77,350
SSE	4,020	73,787
Tate & Lyle	4,952	42,520
WPP	3,771	66,813

		600,928

TOTAL FOREIGN COMMON STOCK (Cost $7,602,346)		8,210,860

FOREIGN PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Vale ADR, Cl B (Cost $47,854)	5,800	52,954

SHORT-TERM INVESTMENTS (A) — 47.5%
BlackRock FedFund Money Market Fund, Institutional Cl, 0.940%	1,398,329	1,398,329
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 0.930%	17,492,369	17,492,369
SEI Daily Income Trust Government Fund, Cl F, 0.870%	7,632,686	7,632,686

TOTAL SHORT-TERM INVESTMENTS (Cost $26,523,384)		26,523,384

TOTAL INVESTMENTS — 95.1% (Cost $51,848,438)		$53,146,476

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

SECURITIES SOLD SHORT
COMMON STOCK — (30.5)%
	Shares	Value

UNITED STATES — (30.5)%
Consumer Discretionary — (5.5)%
2U *	(608)	$(38,687)
Adient	(1,106)	(93,302)
Amazon.com *	(80)	(88,422)
American Eagle Outfitters	(3,800)	(49,476)
AutoNation *	(1,200)	(56,880)
AutoZone *	(100)	(58,950)
Bed Bath & Beyond	(3,800)	(75,620)
Boyd Gaming	(1,900)	(55,537)
Camping World Holdings, Cl A	(1,799)	(75,594)
Charter Communications, Cl A *	(325)	(108,605)
Cinemark Holdings	(2,800)	(101,752)
Dollar General	(1,900)	(153,596)
Dunkin’ Brands Group	(1,100)	(64,977)
Floor & Decor Holdings, Cl A *	(486)	(18,322)
Foot Locker	(1,600)	(48,128)
Gap	(3,300)	(85,767)
Garmin	(1,600)	(90,576)
Hilton Worldwide Holdings	(700)	(50,596)
Kohl’s	(5,800)	(242,208)
L Brands	(1,100)	(47,344)
Liberty Broadband, Cl C *	(1,268)	(110,684)
Lowe’s	(600)	(47,970)
Mattel	(4,783)	(67,536)
Michael Kors Holdings *	(3,200)	(156,192)
Netflix *	(628)	(123,358)
O’Reilly Automotive *	(200)	(42,190)
Polaris Industries	(1,100)	(130,273)
Ralph Lauren, Cl A	(2,200)	(196,746)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary (continued)
Service International	(1,200)	$(42,552)
Tesla *	(326)	(108,079)
TripAdvisor *	(2,300)	(86,250)
Urban Outfitters *	(5,700)	(139,764)
VF	(1,500)	(104,475)
Viacom, Cl B	(1,700)	(40,851)
Walt Disney	(500)	(48,905)

		(3,050,164)

Consumer Staples — (2.2)%
Boston Beer, Cl A *	(400)	(71,220)
Brown-Forman, Cl B	(1,600)	(91,232)
Coca-Cola	(2,000)	(91,960)
Coty, Cl A	(5,070)	(78,078)
CVS Health	(1,800)	(123,354)
Estee Lauder, Cl A	(800)	(89,448)
General Mills	(2,100)	(109,032)
Hershey	(900)	(95,562)
JM Smucker	(400)	(42,420)
Kroger	(2,000)	(41,400)
McCormick	(1,400)	(139,342)
Molson Coors Brewing, Cl B	(500)	(40,435)
Monster Beverage *	(2,000)	(115,860)
Spectrum Brands Holdings	(400)	(43,968)
Wal-Mart Stores	(700)	(61,117)

		(1,234,428)

Energy — (2.6)%
Apache	(1,800)	(74,466)
Callon Petroleum *	(7,489)	(83,053)
Centennial Resource Development, Cl A *	(4,467)	(86,794)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Energy (continued)
Cheniere Energy *	(2,621)	$(122,506)
Cimarex Energy	(400)	(46,772)
Continental Resources *	(1,900)	(77,349)
Core Laboratories	(600)	(59,940)
Devon Energy	(3,500)	(129,150)
Energy Transfer Equity	(1,679)	(29,802)
EOG Resources	(500)	(49,935)
Oasis Petroleum *	(5,336)	(50,425)
Occidental Petroleum	(1,400)	(90,398)
ONEOK	(900)	(48,843)
Parsley Energy, Cl A *	(4,766)	(126,776)
Patterson-UTI Energy	(6,571)	(129,974)
Schlumberger	(1,100)	(70,400)
US Silica Holdings	(1,737)	(52,996)
Weatherford International *	(14,753)	(51,193)
WPX Energy *	(6,201)	(69,947)

		(1,450,719)

Financials — (1.8)%
American Express	(500)	(47,760)
Aspen Insurance Holdings	(1,100)	(47,190)
Chubb	(300)	(45,246)
Credit Acceptance *	(400)	(114,692)
FactSet Research Systems	(600)	(113,922)
KKR	(6,134)	(122,987)
LendingTree *	(200)	(53,610)
Moody’s	(300)	(42,723)
People’s United Financial	(5,000)	(93,300)
Signature Bank NY *	(585)	(76,056)
T Rowe Price Group	(600)	(55,740)
Travelers	(700)	(92,715)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Financials (continued)
Wells Fargo	(1,388)	$(77,922)

		(983,863)

Health Care — (6.0)%
AbbVie	(400)	(36,100)
ABIOMED *	(800)	(154,336)
ACADIA Pharmaceuticals *	(2,032)	(70,775)
Agios Pharmaceuticals *	(1,126)	(72,368)
Align Technology *	(300)	(71,694)
Allergan	(200)	(35,446)
Alnylam Pharmaceuticals *	(815)	(99,300)
Amgen	(1,067)	(186,960)
athenahealth *	(14)	(1,790)
Avexis *	(393)	(41,072)
Bluebird Bio *	(766)	(106,551)
Boston Scientific *	(1,700)	(47,838)
Cerner *	(800)	(54,016)
Charles River Laboratories International *	(400)	(46,516)
Clovis Oncology *	(670)	(50,498)
Cotiviti Holdings *	(2,089)	(73,449)
DaVita *	(2,000)	(121,480)
DENTSPLY SIRONA	(2,700)	(164,889)
DexCom *	(1,917)	(86,208)
Envision Healthcare *	(504)	(21,470)
Exact Sciences *	(41)	(2,255)
Express Scripts Holding *	(700)	(42,903)
Gilead Sciences	(600)	(44,976)
Horizon Pharma *	(4,900)	(66,444)
ICU Medical *	(392)	(74,911)
Insulet *	(1,331)	(78,276)
Intercept Pharmaceuticals *	(1,100)	(67,793)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Health Care (continued)
Johnson & Johnson	(391)	$(54,509)
Juno Therapeutics *	(868)	(38,982)
Laboratory Corp of America Holdings *	(400)	(61,484)
Merck	(475)	(26,168)
Mettler-Toledo International *	(100)	(68,263)
Molina Healthcare *	(600)	(40,698)
Mylan *	(7,200)	(257,112)
Nektar Therapeutics, Cl A *	(3,332)	(80,268)
Neurocrine Biosciences *	(1,670)	(103,724)
OPKO Health *	(6,100)	(41,053)
Portola Pharmaceuticals *	(909)	(44,914)
Puma Biotechnology *	(726)	(92,420)
Quintiles IMS Holdings *	(900)	(97,290)
ResMed	(1,200)	(101,016)
Sarepta Therapeutics *	(1,400)	(69,034)
Shire ADR	(500)	(73,815)
Stryker	(300)	(46,461)
Ultragenyx Pharmaceutical *	(861)	(39,683)
Zimmer Biomet Holdings	(500)	(60,810)
Zoetis, Cl A	(700)	(44,674)

		(3,362,692)

Industrials — (2.7)%
3M	(300)	(69,057)
Acuity Brands	(200)	(33,440)
American Airlines Group	(700)	(32,774)
CH Robinson Worldwide	(700)	(54,971)
Emerson Electric	(1,100)	(70,906)
Equifax	(700)	(75,971)
Expeditors International of Washington	(700)	(40,866)
Flowserve	(1,100)	(48,477)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Industrials (continued)
Fluor	(1,400)	$(60,326)
General Electric	(3,700)	(74,592)
Hertz Global Holdings *	(1,800)	(44,766)
Huntington Ingalls Industries	(400)	(93,132)
IDEX	(400)	(51,284)
Johnson Controls International	(1,000)	(41,390)
Navistar International *	(2,210)	(93,505)
Nielsen Holdings	(1,400)	(51,898)
Norfolk Southern	(300)	(39,426)
Robert Half International	(900)	(46,593)
Rockwell Automation	(500)	(100,410)
Spirit Airlines *	(1,200)	(44,508)
Trinity Industries	(2,800)	(91,056)
Wabtec	(1,095)	(83,768)
WW Grainger	(700)	(138,390)

		(1,481,506)

Information Technology — (6.7)%
Advanced Micro Devices *	(6,275)	(68,931)
Akamai Technologies *	(1,800)	(94,050)
Alphabet, Cl A *	(81)	(83,676)
Ambarella *	(1,800)	(101,592)
Amphenol, Cl A	(300)	(26,100)
Apple	(775)	(131,006)
Arista Networks *	(572)	(114,337)
Autodesk *	(144)	(17,994)
Broadcom	(490)	(129,316)
Cadence Design Systems *	(1,000)	(43,160)
Cisco Systems	(2,481)	(84,726)
Coherent *	(387)	(101,669)
Corning	(1,500)	(46,965)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Cree *	(1,500)	$(53,550)
Cypress Semiconductor	(3,541)	(56,160)
eBay *	(741)	(27,891)
F5 Networks *	(300)	(36,381)
Facebook, Cl A *	(441)	(79,406)
Finisar *	(9,991)	(235,188)
FleetCor Technologies *	(1,196)	(197,663)
Global Payments	(866)	(90,021)
GrubHub *	(2,067)	(126,128)
Hewlett Packard Enterprise	(3,000)	(41,760)
Intel	(1,807)	(82,200)
InterXion Holding *	(565)	(30,165)
IPG Photonics *	(400)	(85,164)
Keysight Technologies *	(2,022)	(90,323)
Leidos Holdings	(1,425)	(89,091)
LogMeIn	(705)	(85,340)
Lumentum Holdings *	(1,056)	(66,686)
MACOM Technology Solutions Holdings *	(1,407)	(57,518)
Microsoft	(1,055)	(87,755)
NetApp	(1,000)	(44,420)
NVIDIA	(505)	(104,439)
Oracle	(1,383)	(70,395)
Red Hat *	(700)	(84,581)
Sabre	(3,400)	(66,504)
Seagate Technology	(2,000)	(73,940)
Synaptics *	(1,200)	(44,544)
SYNNEX	(643)	(86,728)
Twilio, Cl A *	(1,400)	(44,730)
Universal Display	(914)	(133,901)
VeriSign *	(900)	(96,768)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Vishay Intertechnology	(2,800)	$(62,300)
VMware, Cl A *	(400)	(47,876)
WEX *	(400)	(49,436)
Zillow Group *	(1,736)	(71,662)

		(3,744,136)

Materials — (1.3)%
Albemarle	(700)	(98,623)
Allegheny Technologies	(3,800)	(95,684)
Avery Dennison	(900)	(95,553)
Commercial Metals	(1,900)	(37,012)
DowDuPont	(504)	(36,444)
International Flavors & Fragrances	(300)	(44,226)
Mosaic	(262)	(5,853)
Newmont Mining	(400)	(14,464)
Packaging Corp of America	(400)	(46,508)
Royal Gold	(1,000)	(84,110)
Steel Dynamics	(1,200)	(44,652)
Vulcan Materials	(1,169)	(142,326)

		(745,455)

Real Estate — (0.9)%
Alexandria Real Estate Equities ‡	(500)	(61,980)
CBRE Group, Cl A *	(3,500)	(137,620)
Colony NorthStar, Cl A ‡	(524)	(6,435)
Crown Castle International ‡	(500)	(53,540)
Life Storage ‡	(1,200)	(96,984)
Simon Property Group ‡	(200)	(31,066)
Spirit Realty Capital ‡	(9,700)	(80,607)
Uniti Group ‡	(2,600)	(45,500)

		(513,732)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

COMMON STOCK — continued
	Shares	Value

Telecommunication Services — (0.2)%
Verizon Communications	(1,800)	$(86,166)

Utilities — (0.6)%
Ameren	(2,300)	(142,577)
Entergy	(1,300)	(112,138)
Public Service Enterprise Group	(1,900)	(93,480)

		(348,195)

TOTAL COMMON STOCK (Proceeds $16,251,696)		(17,001,056)

FOREIGN COMMON STOCK — (8.0)%
AUSTRALIA — (0.6)%
Australia & New Zealand Banking Group	(3,547)	(81,224)
BHP Billiton	(4,473)	(90,857)
Commonwealth Bank of Australia	(15)	(891)
Macquarie Group	(53)	(3,989)
National Australia Bank	(3,032)	(75,789)
Westpac Banking	(3,208)	(80,999)

		(333,749)

AUSTRIA — (0.2)%
AMS	(1,284)	(117,055)

BELGIUM — (0.1)%
Anheuser-Busch InBev ADR	(670)	(82,263)

CANADA — (0.5)%
Bombardier *	(40,400)	(85,491)
First Quantum Minerals	(7,700)	(86,126)
Shopify *	(1,000)	(99,419)

		(271,036)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

CHINA — (0.3)%
NetEase ADR	(400)	$(112,768)
Vipshop Holdings ADR *	(7,700)	(60,830)

		(173,598)

DENMARK — (0.1)%
AP Moller - Maersk, Cl B	(26)	(49,939)

FINLAND — (0.1)%
Kone, Cl B	(1,370)	(74,159)

FRANCE — (1.1)%
Bollore *	(17,921)	(86,626)
Electricite de France	(7,426)	(97,228)
L’Oreal	(371)	(82,564)
Remy Cointreau	(640)	(83,124)
Renault	(807)	(80,034)
Sanofi	(787)	(74,521)
SEB	(459)	(85,546)

		(589,643)

GERMANY — (0.7)%
Bayerische Motoren Werke	(830)	(84,597)
Daimler	(961)	(79,803)
Deutsche Bank	(4,457)	(72,425)
Fresenius & KGaA	(103)	(8,604)
GEA Group	(1,927)	(92,918)
K+S	(2,846)	(69,022)

		(407,369)

INDIA — (0.1)%
Tata Motors ADR *	(1,400)	(45,864)

ISRAEL — (0.1)%
Nice ADR	(489)	(40,739)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

ITALY — (0.7)%
Banco BPM *	(23,555)	$(82,149)
Davide Campari-Milano	(10,789)	(86,465)
UniCredit	(4,434)	(84,860)
Unione di Banche Italiane	(14,878)	(69,877)
Yoox Net-A-Porter Group, Cl A *	(2,440)	(91,236)

		(414,587)

JAPAN — (1.3)%
Harmonic Drive Systems	(2,200)	(113,768)
MonotaRO	(2,800)	(76,584)
Nintendo	(300)	(115,562)
PeptiDream *	(2,600)	(82,090)
Renesas Electronics *	(7,000)	(89,266)
Rizap Group	(5,200)	(80,215)
SUMCO	(4,400)	(95,465)
Toyota Industries	(1,500)	(91,157)

		(744,107)

LUXEMBOURG — (0.1)%
Tenaris ADR	(1,690)	(46,053)

NETHERLANDS — (0.3)%
ASML Holding	(337)	(60,767)
OCI *	(4,129)	(97,949)

		(158,716)

NORWAY — (0.1)%
Yara International	(1,619)	(76,867)

PERU — (0.1)%
Southern Copper	(1,200)	(51,540)

SOUTH AFRICA — (0.1)%
AngloGold Ashanti ADR	(4,600)	(42,780)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

FOREIGN COMMON STOCK — continued
	Shares	Value

SPAIN — (0.4)%
Banco Santander	(17,695)	$(120,024)
Grifols	(3,357)	(105,092)

		(225,116)

SWEDEN — (0.5)%
Nibe Industrier, Cl B	(12,119)	(121,238)
Swedbank	(309)	(7,670)
Telefonaktiebolaget LM Ericsson, Cl B	(8,607)	(54,181)
Volvo, Cl B	(5,424)	(107,487)

		(290,576)

SWITZERLAND — (0.2)%
Cie Financiere Richemont	(274)	(25,267)
TE Connectivity	(700)	(63,679)

		(88,946)

UNITED KINGDOM — (0.3)%
CNH Industrial	(7,684)	(98,189)
Weir Group	(2,105)	(54,601)

		(152,790)

TOTAL FOREIGN COMMON STOCK (Proceeds $3,864,753)		(4,477,492)

FOREIGN PREFERRED STOCK — (0.6)%
GERMANY — (0.6)%
Porsche Automobil Holding	(1,849)	(134,204)
Sartorius	(796)	(74,187)
Volkswagen	(736)	(133,657)

TOTAL FOREIGN PREFERRED STOCK (Proceeds $258,066)		(342,048)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

REGISTERED INVESTMENT COMPANY — (0.2)%
	Shares/ Number of Rights	Value

EXCHANGE TRADED FUND — (0.2)%
SPDR S&P 500 ETF Trust (Proceeds $127,952)	(500)	$(128,575)

RIGHTS — 0.0%
Banco Santander, Expires 11/02/17 * (Proceeds $ —)	(17,695)	(845)

SECURITIES SOLD SHORT — (39.3)% (Proceeds $20,502,467)		$(21,950,016)

PURCHASED OPTIONS — 0.2% (B)
TOTAL PURCHASED OPTIONS — 0.2% (Cost $85,078)		$90,345

WRITTEN OPTIONS — (0.3)%(B)
TOTAL WRITTEN OPTIONS — 0.3% (Proceeds $245,302)		$(188,013)

PURCHASED OPTIONS — 0.2%
	Contracts	Notional Amounts	Exercise Price	Expiration Date	Value
Put Options
November 2017 Australian Dollar Future	8	$612,160	$80.00	11/18/2017	$27,840
December 2017 Australian Dollar Future	4	306,080	79.00	12/16/2017	10,280
December 2017 Australian Dollar Future	15	1,147,800	79.50	12/16/2017	45,600
November 2017 U.S. 10 Year Future	120	14,992,500	123.00	11/18/2017	5,625
Call Options
November 2017 Australian Dollar Future	8	612,160	80.00	11/18/2017	40
December 2017 Australian Dollar Future	15	1,147,800	79.50	12/16/2017	900
December 2017 Australian Dollar Future	4	306,080	81.00	12/16/2017	60

TOTAL PURCHASED OPTIONS (Cost $85,078)					$90,345

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

WRITTEN OPTIONS — (0.3)%
	Contracts	Notional Amounts	Exercise Price	Expiration Date	Value
Call Options
November 2017 U.S. 10 Year Future	(40)	$(4,997,500)	$124.50	11/18/2017	$(30,000)
December 2017 U.S. 10 Year Future	(40)	(4,984,375)	124.00	12/16/2017	(43,750)
Put Options
November 2017 Japanese Yen Future	(12)	(1,322,025)	87.50	11/18/2017	(1,950)
November 2017 U.S. 10 Year Future	(40)	(4,997,500)	123.50	11/18/2017	(3,750)
November 2017 U.S. 10 Year Future	(40)	(4,997,500)	124.00	11/18/2017	(6,875)
November 2017 U.S. 10 Year Future	(40)	(4,997,500)	124.50	11/18/2017	(12,500)
December 2017 U.S. 10 Year Future	(40)	(4,984,375)	124.00	12/16/2017	(19,375)
November 2017 U.S. Bond Future	(20)	(3,049,375)	149.00	11/18/2017	(4,062)
November 2017 U.S. Bond Future	(20)	(3,049,375)	150.00	11/18/2017	(7,188)
November 2017 U.S. Bond Future	(40)	(6,098,750)	151.00	11/18/2017	(24,375)
November 2017 U.S. Bond Future	(12)	(1,829,625)	153.00	11/18/2017	(17,438)
November 2017 U.S. Bond Future	(8)	(1,219,750)	154.00	11/18/2017	(16,750)

TOTAL WRITTEN OPTIONS (Premiums Received $245,302)					$(188,013)

Percentages are based on Net Assets of $55,876,125.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Bovespa — Bolsa De Balores De Sao Paulo

BRL — Brazilian Real

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

Cl — Class

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian

Equity Market

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

HSCEI — Hang Seng China Enterprises Index

IBEX — Spanish Stock Exchange

JSE — Johannesburg Stock Exchange

KRW — Korean Won

LLC — Limited Liability Company

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OMX — Stockholm Stock Exchange

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SER — Series

SGPS — Sociedade Gestora de Participações Sociais (holding company shares)

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

VSTOXX — EURO STOXX 50 Volatility

Yen — Japanese Currency

A list of open OTC swap agreements held by the Fund at October 31, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	Bovespa Index	Negative Price Return	Positive Price Return	Monthly	12/13/17	BRL	$(808,406)	$(755,208)	$29,051
Morgan Stanley & Co. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	Monthly	12/14/17	KRW	(830,088)	(895,434)	(58,036)

								$(1,650,642)	$(28,985)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

The open futures contracts held by the Fund at October 31, 2017, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

90-Day Euro$	(10)	Dec-2018	$(1,673,211)	$(1,645,405)	$268
90-Day Euro$	(9)	Sep-2019	(1,501,811)	(1,478,624)	311
90-Day Euro$	(9)	Jun-2019	(1,502,221)	(1,479,371)	391
90-Day Euro$	(9)	Mar-2019	(1,500,407)	(1,480,118)	288
90-Day Euro$	(1)	Dec-2018	(191,290)	(187,568)	(232)
90-Day Euro$	2	Sep-2018	376,262	375,443	111
90-Day Euro$	6	Jun-2018	1,107,795	1,081,706	1,253
90-Day Euro$	3	Mar-2019	572,164	562,189	762
90-Day Euro$	(1)	Mar-2019	(245,048)	(245,050)	(2)
90-Day Euro$	(2)	Jun-2019	(489,946)	(489,825)	121
90-Day Euro$	(3)	Sep-2019	(734,269)	(734,400)	(131)
90-Day Euro$	(1)	Dec-2018	(245,148)	(245,188)	(40)
3-Month Euro EURIBOR	8	Mar-2019	2,377,400	2,334,708	1,245
3-Month Euro EURIBOR	5	Jun-2019	1,469,457	1,458,319	356
3-Month Euro EURIBOR	8	Sep-2019	2,370,207	2,331,796	1,064
3-Month Euro EURIBOR	8	Dec-2018	2,376,800	2,335,989	907
Amsterdam Index	22	Nov-2017	2,815,668	2,827,393	32,618
Australian 10-Year Bond	19	Dec-2017	1,896,178	1,873,738	21,117
Australian 3-Year Bond	(42)	Dec-2017	(3,718,845)	(3,587,062)	(16,208)
Australian Currency	(42)	Dec-2017	(3,218,233)	(3,213,840)	4,393
3-Month Canadian Bankers’ Acceptance	(7)	Dec-2018	(1,366,752)	(1,330,846)	263
3-Month Canadian Bankers’ Acceptance	(8)	Sep-2019	(1,578,344)	(1,518,797)	(2,675)
3-Month Canadian Bankers’ Acceptance	(8)	Mar-2019	(1,579,145)	(1,520,192)	(2,798)
3-Month Canadian Bankers’ Acceptance	(8)	Jun-2019	(1,579,215)	(1,519,417)	(2,635)
British Pound	(30)	Dec-2017	(2,464,814)	(2,493,938)	(29,123)
CAC40 10 Euro Index	25	Nov-2017	1,600,553	1,602,105	5,390
CAD Currency	(33)	Dec-2017	(2,570,460)	(2,559,975)	10,485
Canadian 10-Year Bond	(32)	Dec-2017	(3,476,733)	(3,408,852)	(18,777)
CBOE Volatility Index	12	Jan-2018	159,439	158,700	(739)
CBOE Volatility Index	(53)	Dec-2017	(648,134)	(645,275)	2,859
CBOE Volatility Index	(73)	Nov-2017	(836,375)	(823,075)	13,300
CBOE Volatility Index	(21)	Feb-2018	(295,410)	(290,325)	5,085
DAX Index	8	Dec-2017	3,063,827	3,080,328	1,511
DJIA MINI	16	Dec-2017	1,866,287	1,866,000	(287)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000	8	Dec-2017	$600,113	$601,080	$967
Euro-Bob	3	Dec-2017	458,884	460,512	948
Euro-BTP	(17)	Dec-2017	(2,731,925)	(2,764,223)	(23,196)
Euro-Bund	8	Dec-2017	1,499,164	1,516,634	12,800
Euro-Buxl	1	Dec-2017	192,133	193,505	1,514
Euro Currency	43	Dec-2017	6,307,710	6,278,538	(29,172)
Euro-OAT	5	Dec-2017	918,573	917,086	9,461
Euro STOXX	184	Dec-2017	7,813,965	7,883,142	63,169
FTSE 100 Index	44	Dec-2017	4,345,607	4,363,885	15,522
FTSE China A50	(70)	Nov-2017	(898,137)	(897,750)	387
FTSE/JSE Top 40 Index	(23)	Dec-2017	(871,583)	(865,195)	(51,856)
FTSE/MIB Index	14	Dec-2017	1,846,006	1,856,980	21,788
Hang Seng Index	(2)	Nov-2017	(360,774)	(361,474)	(708)
HSCEI	4	Nov-2017	294,342	295,127	743
Japanese 10-Year Bond	(6)	Dec-2017	(8,023,532)	(7,940,020)	(2,373)
Japanese Currency	123	Dec-2017	13,611,747	13,550,756	(60,991)
IBEX	7	Nov-2017	841,830	859,866	28,508
Long Gilt 10-Year Bond	4	Dec-2017	660,760	660,513	(2,527)
Mexican Peso	44	Dec-2017	1,140,001	1,139,600	(401)
MSCI Singapore Index	(32)	Nov-2017	(878,980)	(889,619)	(11,307)
MSCI Taiwan Index	(14)	Nov-2017	(566,929)	(569,800)	(2,871)
NASDAQ 100 Index E-MINI	13	Dec-2017	1,616,925	1,624,935	8,010
New Zealand	(1)	Dec-2017	4,777	(68,360)	(73,137)
Nikkei 225 Index	2	Dec-2017	201,807	222,250	20,443
Nikkei 225 Index	6	Dec-2017	1,097,719	1,158,260	68,819
Nikkei/YEN	13	Dec-2017	1,262,262	1,269,645	7,615
OMX Index	82	Nov-2017	1,640,758	1,635,514	23,556
Russell 2000 Index E-MINI	4	Dec-2017	300,031	300,560	529
S&P 500 Index E-MINI	(66)	Dec-2017	(8,500,791)	(8,489,910)	10,881
S&P Mid Cap 400 Index E-MINI	4	Dec-2017	704,128	733,560	29,431
S&P TSE 60 Index	9	Dec-2017	1,317,839	1,319,340	2,809
SGX S&P CNX Nifty Index	(60)	Dec-2017	(1,234,010)	(1,245,480)	(11,470)
SPI 200 Index	17	Dec-2017	1,916,794	1,915,214	30,464
Swiss Franc	(20)	Dec-2017	(2,572,040)	(2,512,750)	59,290
TOPIX Index	40	Dec-2017	6,186,331	6,202,014	23,567
U.S. 10-Year Treasury Note	10	Dec-2017	1,246,400	1,249,375	2,974
U.S. 2-Year Treasury Note	3	Jan-2018	647,645	646,078	(1,567)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

U.S. 5-Year Treasury Note	(24)	Jan-2018	$(2,812,535)	$(2,812,500)	$35
U.S. Long Treasury Bond	(11)	Dec-2017	(1,662,449)	(1,677,156)	(14,707)
VSTOXX	(4)	Dec-2017	(6,542)	(6,570)	(27)

			$18,190,250	$18,744,433	$188,371

The following table summarizes the inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,359,278	$—	$—	$18,359,278
Foreign Common Stock	8,210,860	—	—	8,210,860
Foreign Preferred Stock	52,954	—	—	52,954
Short-Term Investments	26,523,384	—	—	26,523,384

Total Investments in Securities	$53,146,476	$—	$—	$53,146,476

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(17,001,056)	$—	$—	$(17,001,056)
Foreign Common Stock	(4,477,492)	—	—	(4,477,492)
Foreign Preferred Stock	(342,048)	—	—	(342,048)
Registered Investment Company	(128,575)	—	—	(128,575)
Rights	(845)	—	—	(845)

Total Securities Sold Short	$(21,950,016)	$—	$—	$(21,950,016)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$90,345	$—	$—	$90,345
Written Options	(188,013)	—	—	(188,013)
Total Return Swaps*
Appreciation	29,051	—	—	29,051
Depreciation	(58,036)	—	—	(58,036)
Futures Contracts*
Appreciation	548,328	—	—	548,328
Depreciation	(359,957)	—	—	(359,957)

Total Other Financial Instruments	$61,718	$—	$—	$61,718

*	Total return swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2017, the Fund did not hold any level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $51,848,438)	$53,146,476
Foreign Currency, at Value (Cost $260,639)	242,854
Receivable from Prime Broker	25,209,567
Receivable for Investment Securities Sold	3,062,667
Purchased Options, at Value (Cost $85,078)	90,345
Variation Margin Receivable	48,989
Dividend and Interest Receivable	40,380
Unrealized Appreciation on Swap Contracts	29,051
Reclaim Receivable	5,262
Receivable for Capital Shares Sold	333
Unrealized Gain on Foreign Spot Currency Contracts	66
Other Prepaid Expenses	17,577

Total Assets	81,893,567

Liabilities:
Securities Sold Short, at Value (Proceeds $20,502,467)	21,950,016
Written Options, at Value (Premiums Received $245,302)	188,013
Payable for Investment Securities Purchased	2,945,201
Payable for Capital Shares Redeemed	692,633
Distribution Fees Payable	441
Payable to Investment Adviser	50,793
Payable to Administrator	19,110
Chief Compliance Officer Fees Payable	7,309
Shareholder Servicing Fees Payable	1,327
Payable to Trustees	346
Unrealized Depreciation on Swap Contracts	58,036
Other Accrued Expenses and Other Payables	104,217

Total Liabilities	26,017,442

Net Assets	$55,876,125

Net Assets Consist of:
Paid-in Capital	$57,825,522
Accumulated Net Investment Loss	(891,963)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,127,607)
Net Unrealized Depreciation on Investments and Securities Sold Short	(149,511)
Net Unrealized Appreciation on Futures Contracts	188,371
Net Unrealized Depreciation on Swap Contracts	(28,985)
Net Unrealized Appreciation on Options Contracts	62,556
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,258)

Net Assets	$55,876,125

Institutional Class Shares:
Net Assets	$55,867,857
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,748,306
Net Asset Value, Offering and Redemption Price Per Share	$9.72

Investor Class Shares:
Net Assets	$8,268
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	859
Net Asset Value, Offering and Redemption Price Per Share	$9.63

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
FOR THE YEAR ENDED
OCTOBER 31, 2017

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$604,290
Interest	280,071
Less: Foreign Taxes Withheld	(31,916)

Total Investment Income	852,445

Expenses:
Investment Advisory Fees (Note 7)	1,006,036
Administration Fees (Note 6)	224,898
Trustees’ Fees	27,908
Chief Compliance Officer Fees (Note 5)	21,799
Distribution Fees, Investor Class Shares (Note 6)	40
Shareholder Serving Fees, Investor Class Shares (Note 6)	15
Dividend and Interest Expense on Securities Sold Short (Note 2)	643,484
Legal Fees	89,387
Custodian Fees (Note 6)	84,111
Transfer Agent Fees (Note 6)	76,861
Audit Fees	62,604
Registration and Filing Fees	34,379
Other Expenses	55,459

Total Expenses	2,326,981

Less:
Waiver of Investment Advisory Fees (Note 7)	(246,252)

Net Expenses	2,080,729

Net Investment Loss	(1,228,284)

Net Realized Gain (Loss) on:
Investments	3,066,390
Securities Sold Short	(2,958,724)
Futures Contracts	1,686,100
Swap Contracts	(89,771)
Written Options	(135,237)
Foreign Currency Transactions	27,341

Net Realized Gain	1,596,099

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,649,657
Securities Sold Short	(1,771,288)
Futures Contracts	213,675
Swap Contracts	(24,620)
Written Options	83,842
Foreign Currency Translation	(1,306)

Net Change in Unrealized Appreciation (Depreciation)	149,960

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,746,059

Net Increase in Net Assets Resulting from Operations	$517,775

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2017	Year Ended October 31, 2016
Operations:
Net Investment Loss	$(1,228,284)	$(1,145,155)
Net Realized Gain on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	1,596,099	600,695
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Translation	149,960	(373,418)

Net Increase (Decrease) in Net Assets Resulting From Operations	517,775	(917,878)

Dividends and Distributions:
Distributions from Capital Gains
Institutional Class Shares	—	(3,247,236)
Investor Class Shares	—	(102,759)
Return of Capital
Institutional Class Shares	—	(306)
Investor Class Shares	—	(4)

Total Dividends and Distributions	—	(3,350,305)

Capital Share Transactions:
Institutional Class Shares
Issued	237,139	2,655,342
Reinvestment of Distributions	—	3,247,541
Redeemed	(3,573,344)	(2,014,352)

Net Institutional Class Shares Transactions	(3,336,205)	3,888,531

Investor Class Shares
Issued	2,195	167,642
Reinvestment of Distributions	—	102,762
Redeemed	(95,925)	(1,939,017)

Net Investor Class Shares Transactions	(93,730)	(1,668,613)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(3,429,935)	2,219,918

Total Decrease in Net Assets	(2,912,160)	(2,048,265)

Net Assets:
Beginning of Year	58,788,285	60,836,550

End of Year (including Accumulated Net Investment Loss of $(891,963) and $(907,234), respectively)	$55,876,125	$58,788,285

Shares Transactions:
Institutional Class Shares
Issued	24,521	274,947
Reinvestment of Distributions	—	337,231
Redeemed	(370,830)	(209,042)

Total Institutional Class Shares Transactions	(346,309)	403,136

Investor Class Shares
Issued	231	17,505
Reinvestment of Distributions	—	10,727
Redeemed	(10,137)	(202,600)

Total Investor Class Shares Transactions	(9,906)	(174,368)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(356,215)	228,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Class Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.63	$10.35	$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.21)	(0.19)	(0.21)	(0.05)
Net Realized and Unrealized Gain	0.30	0.04	0.55	0.06

Total from Investment Operations	0.09	(0.15)	0.34	0.01

Dividends and Distributions:
Capital Gains	—	(0.57)	—	—
Return of Capital	—	— ^	—	—

Total Dividends and Distributions	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.72	$9.63	$10.35	$10.01

Total Return†	0.93%	(1.45)%	3.40%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$55,868	$58,685	$58,928	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.62%	2.94%	2.87%	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	4.05%	3.22%	3.48%	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(2.14)%	(1.92)%	(2.01)%	(2.10	)%††
Portfolio Turnover Rate‡	548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% the years ending October 31, 2017, October 31, 2016, October 31, 2015, and the period ending October 31, 2014.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios For a Share Outstanding

	Investor Class Shares
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.54	$10.31	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.25)	(0.23)	(0.25)	(0.06)
Net Realized and Unrealized Gain	0.34	0.03	0.56	0.06

Total from Investment Operations	0.09	(0.20)	0.31	—

Dividends and Distributions:
Capital Gains	—	(0.57)	—	—
Return of Capital	—	— ^	—	—

Total Dividends and Distributions	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$9.63	$9.54	$10.31	$10.00

Total Return†	0.94%	(1.97)%	3.10%	0.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8	$103	$1,909	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.92%	3.27%	3.22%	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	4.28%	3.56%	3.82%	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(2.61)%	(2.38)%	(2.39)%	(2.44	)%††
Portfolio Turnover Rate‡	548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.80% for the year ending October 31, 2017, 2.83% for the year ending October 31, 2016, and 2.85% for the year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 18 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

There were no securities in the Fund valued in accordance with fair value procedures as of October 31, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the year ended October 31, 2017. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2017.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of October 31, 2017, as disclosed in the Fund’s Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of October 31, 2017, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

The Fund had prime brokerage borrowings throughout the year ended October 31, 2017:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$157,237,793	$15,795,204	0.36%	$150,391
2,600,346	203,165	0.41	7,303

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of October 31, 2017, the Fund has entered into total return swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of October 31, 2017, the Fund’s swap agreements were with one counterparty, Morgan Stanley & Co. LLC.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of October 31, 2017, was as follows:

	Asset Derivatives October 31, 2017 Statement of Assets and Liability Location	Fair Value		Liability Derivatives October 31, 2017 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$74,168	*	Net Assets — Unrealized depreciation on futures contracts	$192,824	*
	Purchased options contracts, at Value	84,720		Purchased options contracts, at Value	—
	Written options contracts, at Value	—		Written options contracts, at Value	1,950
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	417,971	*	Net Assets — Unrealized depreciation on futures contracts	79,265	*
	Net Assets — Unrealized appreciation on swap contracts	29,051	†	Net Assets — Unrealized depreciation on swap contracts	58,036	†
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	56,189	*	Net Assets — Unrealized depreciation on futures contracts	87,868	*
	Purchased options contracts, at Value	5,625		Purchased options contracts, at Value	—
	Written options contracts, at Value	—		Written options contracts, at Value	186,063

Total Derivatives not accounted for as hedging instruments		$667,724			$606,006

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market Value is reported within the Statement of Assets & Liabilities for swap contracts that have paid premiums.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$(697,618)	$—	$(76,059)	$(773,677)
Equity contracts	3,579,139	(89,771)	—	3,489,368
Interest rate contracts	(795,100)	—	(59,178)	(854,278)
Commodity contracts	(400,321)	—	—	(400,321)
Total	$1,686,100	$(89,771)	$(135,237)	$1,461,092

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$(147,970)	$—	$23,958	$(124,012)
Equity contracts	309,531	(24,620)	—	284,911
Interest rate contracts	58,150	—	59,884	118,034
Commodity contracts	(6,036)	—	—	(6,036)
Total	$213,675	$(24,620)	$83,842	$272,897

For the year ended October 31, 2017, the average notional amount of derivatives held was as follows:

Futures Contracts:
Commodity Contracts
Average Notional Balance Long	$34,458,145
Average Notional Balance Short	35,510,575
Currency Contracts
Average Notional Balance Long	$12,313,399
Average Notional Balance Short	10,061,978
Interest Rate Contracts
Average Notional Balance Long	$3,110,625
Average Notional Balance Short	1,784,328
Index Contracts
Average Notional Balance Long	$25,703,824
Average Notional Balance Short	14,942,880
Options:
Average Notional Balance Long	$83,534
Average Notional Balance Short	421,205
Swaps:
Average Notional Balance Long	$454,185
Average Notional Balance Short	1,266,271

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of October 31, 2017, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the

Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred.

The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2017, the Fund paid $224,898 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the

Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2018 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

of business on February 28, 2018. As of October 31, 2017, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $361,441 expiring in 2018, $169,442 expiring in 2019 and $246,252 expiring in 2020.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of October 31, 2017 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Acadian Asset Management LLC

Ellington Management Group, L.L.C.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

8. Investment Transactions:

For the year ended October 31, 2017, the Fund made purchases of $22,997,350 and sales of $18,320,743 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $182,723,244 and $176,655,531, respectively, for the year ended October 31, 2017. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Accordingly, the following permanent differences which are primarily attributable to foreign currency transactions, net operating loss, IRC 263(h) adjustments, investments in passive foreign investment companies and REIT adjustments have been reclassified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
$ 1,243,555	$ (746,333)	$(497,222)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2017 and October 31, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2017	$—	$—	$—	$—
2016	2,771,931	578,064	310	3,350,305

As of October 31, 2017, the components of Accumulated Losses on a tax basis were as follows:

Late-Year Loss Deferral	$(885,362)
Unrealized Depreciation	(736,553)
Other Temporary Differences	(327,482)

Total Accumulated Losses	$(1,949,397)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. There were no losses carried forward under these new provisions at October 31, 2017. Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2017 through October 31, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at October 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 70,678,610	$1,351,211	$(633,636)	$717,575

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at October 31, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 20,495,890	$559,143	$(2,013,270)	$(1,454,127)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

ALLOCATION RISK — The Adviser’s judgment about, and allocations among, strategies and Sub-Advisers may adversely affect the Fund’s performance.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity-linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FIXED INCOME MARKET RISK — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

MARKET RISK — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

MULTI-MANAGER RISK — The Adviser may be unable to identify and retain Sub-Advisers who achieve superior investment records relative to other similar investments or effectively

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

allocate the Fund’s assets among Sub-Advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each Sub-Adviser and monitors the overall management of the Fund, each Sub-Adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a Sub-Adviser in an asset class or investment strategy will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

PORTFOLIO TURNOVER RISK — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TAX RISK — Income from certain commodity-linked derivative instruments that the Fund may invest in may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

UNREGISTERED FUND RISK — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

11. Other:

At October 31, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	92%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	2	99%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2017, except as follows.

Effective December 31, 2017 Ellington Management Group, L.L.C. will no longer serve as a Sub-Advisor to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of

Fiera Capital Diversified Alternatives Fund:

We have audited the accompanying statement of assets and liabilities of Fiera Capital Diversified Alternatives Fund (the “Fund”), including the schedule of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2017

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2017 to October 31, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Diversified Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$997.90	3.23%	$16.27

Hypothetical 5% Return	1,000.00	1,008.92	3.23	16.36
Fiera Diversified Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$996.90	3.55%	$17.87

Hypothetical 5% Return	1,000.00	1,007.31	3.55	17.96

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3	Trustees oversee 18 funds in The Advisors’ Inner Circle III Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-523-8637. The following chart lists Trustees and Officers as of October 31, 2017.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of City National Rochdale Funds, Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of AXA Premier VIP Trust, Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of City National Rochdale Funds, Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Trust (closed-end investment company) and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017.

Current Directorships: Trustee of Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT A. NESHER (Born: 1946)	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Schroder Series Trust, Schroder Global Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Cheif Compliance Officer of Winton Series Trust to 2017.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners (2011-2015). Investor Services Team Lead, Morgan Stanley Alternative Investment Partners (2007-2011).

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

BOARD CONSIDERATIONS IN RENEWING THE FUND’S ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 22, 2017 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Fiera Capital Inc. (the “Adviser”) and the Trust, on behalf of the Fund; and

•	the sub-advisory agreements between the Adviser and Ellington Management Group, L.L.C. (“Ellington”), Karya Capital Management LP (“Karya”), and Mizuho Alternative Investments, LLC (“MAI,” and, together with Ellington and Karya, the “Sub-Advisers”) on behalf of the Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Fund and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Fund, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2017

payable to Ellington and Karya reflected arms-length negotiations between the Adviser and Ellington and Karya, respectively. The Trustees evaluated both the fees under the sub-advisory agreements and the portion of the fees under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and the Sub-Advisers’ views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-AR-001-0400

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$335,100	$0	$0	$238,400	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$270,028	$0	$0	$225,000
(d)	All Other Fees	$0	$0	$14,003	$0	$0	$77,970

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$56,000	$0	$0	$36,050	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$5,300	$0	$0	$5,150	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2017	2016
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2017	2016
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $284,031 and $302,970 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $5,300 and $5,150 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and N/A for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and N/A for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 9, 2018

*	Print the name and title of each signing officer under his or her signature.